Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 18,246
Buildings with carrying value	¥ 54,695	¥ 56,573